Lease liabilities - Summary of Lease Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Presentation of leases for lessee [abstract]
Lease liabilities	₨ 5,471	$ 67	₨ 2,999	₨ 1,782
Lease liabilities	₨ 698	$ 8	₨ 455	₨ 330